Intangible assets, airport concessions - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets and goodwill	$ 20,284,126	$ 19,022,311
Additions other than through business combinations, intangible assets other than goodwill		1,261,815
Acquisitions through business combinations, intangible assets and goodwill
Increase (decrease) through net exchange differences, intangible assets and goodwill	840,330
Impairment loss recognised in profit or loss, intangible assets and goodwill	(4,393,663)
Intangible assets and goodwill	50,353,003	20,284,126
Accumulated impairment [member]
Intangible assets and goodwill	(7,560,520)	(7,023,669)
Additions other than through business combinations, intangible assets other than goodwill		(536,851)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(1,143,211)
Intangible assets and goodwill	(8,703,731)	(7,560,520)
Concessions [member] | Gross carrying amount [member]
Intangible assets and goodwill	27,639,119	25,854,357
Additions other than through business combinations, intangible assets other than goodwill		1,784,762
Acquisitions through business combinations, intangible assets and goodwill	20,487,170
Increase (decrease) through net exchange differences, intangible assets and goodwill	484,045
Impairment loss recognised in profit or loss, intangible assets and goodwill	1,449,729
Intangible assets and goodwill	50,060,063	27,639,119
Licences and franchises [member]
Impairment loss recognised in profit or loss, intangible assets and goodwill	18,915
Licences and franchises [member] | Gross carrying amount [member]
Intangible assets and goodwill	205,527	191,623
Additions other than through business combinations, intangible assets other than goodwill		13,904
Intangible assets and goodwill	224,442	$ 205,527
Goodwill [Member]
Impairment loss recognised in profit or loss, intangible assets and goodwill	(4,719,096)
Goodwill [Member] | Gross carrying amount [member]
Acquisitions through business combinations, intangible assets and goodwill	7,081,220
Increase (decrease) through net exchange differences, intangible assets and goodwill	215,334
Intangible assets and goodwill	$ 7,296,554